Cost of materials - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Cost of Materials [Abstract]
Write down of raw materials and supplies	€ 5,601	€ 2,039	€ 0